BIONDO FOCUS FUND
SCHEDULE OF INVESTMENTS (Unaudited)
September 30, 2021

Shares		Fair Value
	COMMON STOCKS — 97.3%
	BANKING - 4.4%
5,375	SVB Financial Group(a)	$ 3,476,980

	BIOTECH & PHARMA - 9.1%
90,000	BioCryst Pharmaceuticals, Inc.(a)	1,293,300
55,000	Iovance Biotherapeutics, Inc.(a)	1,356,300
5,000	Moderna, Inc.(a)	1,924,300
25,000	Reata Pharmaceuticals, Inc., Class A(a)	2,515,250
		7,089,150
	E-COMMERCE DISCRETIONARY - 4.2%
1,000	Amazon.com, Inc.(a)	3,285,040

	HEALTH CARE FACILITIES & SERVICES - 1.1%
6,500	Teladoc Health, Inc.(a)	824,265

	INTERNET MEDIA & SERVICES - 4.3%
1,250	Alphabet, Inc., Class A(a)	3,341,900

	MEDICAL EQUIPMENT & DEVICES - 31.6%
20,000	ABIOMED, Inc.(a)	6,510,400
30,000	Edwards Lifesciences Corporation(a)	3,396,300
20,000	Exact Sciences Corporation(a)	1,909,000
10,000	Illumina, Inc.(a)	4,056,100
7,500	Intuitive Surgical, Inc.(a)	7,456,125
7,000	Shockwave Medical, Inc.(a)	1,441,160
		24,769,085
	RETAIL - DISCRETIONARY - 4.4%
200,000	Bed Bath & Beyond, Inc.(a)	3,455,000

	SEMICONDUCTORS - 2.1%
8,000	NVIDIA Corporation	1,657,280

	SOFTWARE - 11.2%
6,500	Adobe, Inc.(a)	3,742,180
9,500	Atlassian Corp plc, Class A(a)	3,718,490

BIONDO FOCUS FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
September 30, 2021

Shares						Fair Value
	COMMON STOCKS — 97.3% (Continued)
	SOFTWARE - 11.2% (Continued)
1,000	Shopify, Inc., Class A(a)					$ 1,355,780
						8,816,450
	TECHNOLOGY HARDWARE - 9.8%
54,000	Apple, Inc.					7,641,000

	TECHNOLOGY SERVICES - 15.1%
15,000	Mastercard, Inc., Class A					5,215,200
27,500	Square, Inc., Class A(a)					6,595,600
						11,810,800

	TOTAL COMMON STOCKS (Cost $34,015,562)					76,166,950

	SHORT-TERM INVESTMENTS — 0.2%
	MONEY MARKET FUNDS - 0.2%
167,588	First American Treasury Obligations Fund, Class X, 0.01% (Cost $167,588)(b)					167,588

Contracts(c)
	EQUITY OPTIONS PURCHASED - 1.2%	Broker/Counterparty	Expiration Date	Exercise Price	Notional Value
	CALL OPTIONS PURCHASED (a) - 1.2%
40	ABIOMED, Inc.	Cowen & Co.	01/24/2022	$ 150	$ 600,000	713,400
20	Boeing Company	Cowen & Co.	01/24/2022	110	220,000	220,950
	TOTAL CALL OPTIONS PURCHASED (Cost - $286,952)					934,350

	TOTAL EQUITY OPTIONS PURCHASED (Cost - $286,952)					934,350

	TOTAL INVESTMENTS - 98.7% (Cost $34,470,102)					$ 77,268,888
	OTHER ASSETS IN EXCESS OF LIABILITIES- 1.3%					1,055,712
	NET ASSETS - 100.0%					$ 78,324,600

PLC	- Public Limited Company

(a)	Non-income producing security.
(b)	Rate disclosed is the seven day effective yield as of September 30, 2021.
(c)	Each option contract allows the holder of the option to purchase or sell 100 shares of the underlying security.